Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Schedule of balances with related parties
	December 31,
	2022	2021
Assets:

Other accounts receivable and prepaid	$-	$165
Operating lease right-of-use assets	$2,074	$1,303

Liabilities:

Trade payables	$130	$194
Other liabilities and accrued expenses	$127	$88
Operating lease liabilities - current	$839	$778
Operating lease liabilities – non-current	$1,270	$615

Schedule of transactions with related parties
	Year ended December 31,
	2022	2021	2020

Expenses (1):

Cost of revenues	$213	$189	$215

Operating expenses:

Research and development, net	$470	$1,083	$653
Sales and marketing	$166	$194	$191
General and administrative	$360	$212	$206

Capital expenses	$13	$29	$-

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.